ACCRUED LIABILITIES AND OTHER PAYABLE (Tables)	12 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLE

	As of March 31,
	2024	2025	2025
	HKD	HKD	USD

Accrued audit fees	$858,000	$646,000	$82,821
Accrued professional service fees	1,869,230	208,121	26,682
Other accrued operating expenses	346,219	189,941	24,351
Other payable	439,515	-	-

Total:	$3,512,964	$1,044,062	$133,854